Schedule of related party with their relationships and transactions (Details) $ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)	Dec. 31, 2023 SGD ($)	Jun. 30, 2024 SGD ($)
Related Party Transaction [Line Items]
Interest expense on note from a shareholder	$ 27	$ 37	$ 4
Note from a shareholder				$ 2,850
DLG Ventures Pte Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder	Shareholder		Shareholder